Investments (Details) - Schedule of breakdown - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Breakdown Abstract
Beginning balance	R$ 789	R$ 769
Ending balance	823	810
Share of profit of associates	R$ 34	R$ 41